INCOME TAX - Income tax provision (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
State and Local
Current			$ 9,000	$ 3,000
Income tax provision	$ 8,000	$ 3,000	9,000	3,000
MedTech Acquisition Corp
Federal
Current			570,854	0
Deferred			(513,464)	(625,111)
State and Local
Change in valuation allowance			513,464	625,111
Income tax provision			570,854
Net operating loss carryover			$ 0	$ 194,000